Liability under insurance contracts and reinsurance contracts - Summary of reinsurance contracts that did not apply the premium allocation approach recognized for the first time (Details) - Insurance contracts other than those to which premium allocation approach has been applied [member] - KRW (₩)
₩ in Millions
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of effect of insurance contracts initially recognised [line items]
Increase (decrease) through effects of contracts initially recognised in period, insurance contracts liability (asset)	₩ 15,691	₩ 68,616
Reinsurance contracts held
Disclosure of effect of insurance contracts initially recognised [line items]
Increase (decrease) through effects of contracts initially recognised in period, insurance contracts liability (asset)	170	2,050
Reinsurance contracts held | Premium Allocation Approach [Member]
Disclosure of effect of insurance contracts initially recognised [line items]
Increase (decrease) through effects of contracts initially recognised in period, insurance contracts liability (asset)	(170)	(2,050)
Reinsurance contracts held | Except For Net Profit Contract Set [Member] | Premium Allocation Approach [Member]
Disclosure of effect of insurance contracts initially recognised [line items]
Increase (decrease) through effects of contracts initially recognised in period, insurance contracts liability (asset)	(42)	(374)
Reinsurance contracts held | Net Profit Contract Set [Member] | Premium Allocation Approach [Member]
Disclosure of effect of insurance contracts initially recognised [line items]
Increase (decrease) through effects of contracts initially recognised in period, insurance contracts liability (asset)	(128)	(1,676)
Other than insurance acquisition cash flow amount [member] | Reinsurance contracts held | Premium Allocation Approach [Member]
Disclosure of effect of insurance contracts initially recognised [line items]
Increase (decrease) through effects of contracts initially recognised in period, insurance contracts liability (asset)	77,792	467,043
Other than insurance acquisition cash flow amount [member] | Reinsurance contracts held | Except For Net Profit Contract Set [Member] | Premium Allocation Approach [Member]
Disclosure of effect of insurance contracts initially recognised [line items]
Increase (decrease) through effects of contracts initially recognised in period, insurance contracts liability (asset)	71,470	443,000
Other than insurance acquisition cash flow amount [member] | Reinsurance contracts held | Net Profit Contract Set [Member] | Premium Allocation Approach [Member]
Disclosure of effect of insurance contracts initially recognised [line items]
Increase (decrease) through effects of contracts initially recognised in period, insurance contracts liability (asset)	6,322	24,043
Insurance acquisition cash flow amount [member] | Reinsurance contracts held | Premium Allocation Approach [Member]
Disclosure of effect of insurance contracts initially recognised [line items]
Increase (decrease) through effects of contracts initially recognised in period, insurance contracts liability (asset)	0	0
Insurance acquisition cash flow amount [member] | Reinsurance contracts held | Except For Net Profit Contract Set [Member] | Premium Allocation Approach [Member]
Disclosure of effect of insurance contracts initially recognised [line items]
Increase (decrease) through effects of contracts initially recognised in period, insurance contracts liability (asset)	0	0
Insurance acquisition cash flow amount [member] | Reinsurance contracts held | Net Profit Contract Set [Member] | Premium Allocation Approach [Member]
Disclosure of effect of insurance contracts initially recognised [line items]
Increase (decrease) through effects of contracts initially recognised in period, insurance contracts liability (asset)	0	0
Present value estimate of future cash inflows [member] | Reinsurance contracts held | Premium Allocation Approach [Member]
Disclosure of effect of insurance contracts initially recognised [line items]
Increase (decrease) through effects of contracts initially recognised in period, insurance contracts liability (asset)	(67,784)	(398,465)
Present value estimate of future cash inflows [member] | Reinsurance contracts held | Except For Net Profit Contract Set [Member] | Premium Allocation Approach [Member]
Disclosure of effect of insurance contracts initially recognised [line items]
Increase (decrease) through effects of contracts initially recognised in period, insurance contracts liability (asset)	(61,101)	(371,957)
Present value estimate of future cash inflows [member] | Reinsurance contracts held | Net Profit Contract Set [Member] | Premium Allocation Approach [Member]
Disclosure of effect of insurance contracts initially recognised [line items]
Increase (decrease) through effects of contracts initially recognised in period, insurance contracts liability (asset)	(6,683)	(26,508)
Risk adjustment for non-financial risks [member]
Disclosure of effect of insurance contracts initially recognised [line items]
Increase (decrease) through effects of contracts initially recognised in period, insurance contracts liability (asset)	105,353	106,962
Risk adjustment for non-financial risks [member] | Reinsurance contracts held
Disclosure of effect of insurance contracts initially recognised [line items]
Increase (decrease) through effects of contracts initially recognised in period, insurance contracts liability (asset)	1,254	6,142
Risk adjustment for non-financial risks [member] | Reinsurance contracts held | Premium Allocation Approach [Member]
Disclosure of effect of insurance contracts initially recognised [line items]
Increase (decrease) through effects of contracts initially recognised in period, insurance contracts liability (asset)	(1,254)	(6,142)
Risk adjustment for non-financial risks [member] | Reinsurance contracts held | Except For Net Profit Contract Set [Member] | Premium Allocation Approach [Member]
Disclosure of effect of insurance contracts initially recognised [line items]
Increase (decrease) through effects of contracts initially recognised in period, insurance contracts liability (asset)	(1,104)	(5,557)
Risk adjustment for non-financial risks [member] | Reinsurance contracts held | Net Profit Contract Set [Member] | Premium Allocation Approach [Member]
Disclosure of effect of insurance contracts initially recognised [line items]
Increase (decrease) through effects of contracts initially recognised in period, insurance contracts liability (asset)	(150)	(585)
Contractual service margin [member]
Disclosure of effect of insurance contracts initially recognised [line items]
Increase (decrease) through effects of contracts initially recognised in period, insurance contracts liability (asset)	901,945	753,751
Contractual service margin [member] | Reinsurance contracts held
Disclosure of effect of insurance contracts initially recognised [line items]
Increase (decrease) through effects of contracts initially recognised in period, insurance contracts liability (asset)	8,924	64,486
Contractual service margin [member] | Reinsurance contracts held | Premium Allocation Approach [Member]
Disclosure of effect of insurance contracts initially recognised [line items]
Increase (decrease) through effects of contracts initially recognised in period, insurance contracts liability (asset)	(8,924)	(64,486)
Contractual service margin [member] | Reinsurance contracts held | Except For Net Profit Contract Set [Member] | Premium Allocation Approach [Member]
Disclosure of effect of insurance contracts initially recognised [line items]
Increase (decrease) through effects of contracts initially recognised in period, insurance contracts liability (asset)	(9,307)	(65,860)
Contractual service margin [member] | Reinsurance contracts held | Net Profit Contract Set [Member] | Premium Allocation Approach [Member]
Disclosure of effect of insurance contracts initially recognised [line items]
Increase (decrease) through effects of contracts initially recognised in period, insurance contracts liability (asset)	₩ 383	₩ 1,374